Prepayments and other assets - Schedule of Prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments [Abstract]
Current prepayments and other assets	€ 15,282	€ 17,934
Total	€ 15,282	€ 17,934